Schedule I - Summary of Investments Other than Investments in Related Parties (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments [Line Items]
Available-for-sale	€ 59,643	€ 99,884
Fair value through profit or loss	4,567	8,481
Financial assets	76,766	155,188
Investments in real estate	59	€ 2,643	€ 2,385
Cost [member]
Disclosure of investments [Line Items]
Financial assets	83,306
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	192
Fair value through profit or loss	190
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	466
Financial assets	12,556
Other investments at fair value through profit or loss	3,447
Cost [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	66,455
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	3,269
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	8,386
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	0
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	1,700
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	4,218
Cost [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	42,507
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,511
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	863
Cost [member] | Bonds [member] | Mortgages [member]
Disclosure of investments [Line Items]
Financial assets	10,441
Cost [member] | Bonds [member] | Private loans [member]
Disclosure of investments [Line Items]
Financial assets	27
Cost [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	45
Cost [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	2,042
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	0
Cost [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	0
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	75,628
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	195
Fair value through profit or loss	193
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	554
Financial assets	11,359
Other investments at fair value through profit or loss	3,821
Fair value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	59,447
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	2,905
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	7,226
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	0
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	1,484
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	3,939
Fair value [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	37,538
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,514
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	840
Fair value [member] | Bonds [member] | Mortgages [member]
Disclosure of investments [Line Items]
Financial assets	9,245
Fair value [member] | Bonds [member] | Private loans [member]
Disclosure of investments [Line Items]
Financial assets	27
Fair value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	45
Fair value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	2,042
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	0
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	59
Book value [member]
Disclosure of investments [Line Items]
Financial assets	76,825
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	195
Fair value through profit or loss	193
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	554
Financial assets	12,556
Other investments at fair value through profit or loss	3,821
Book value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	59,447
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	2,905
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	7,226
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	0
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	1,484
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	3,939
Book value [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	37,538
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,514
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	840
Book value [member] | Bonds [member] | Mortgages [member]
Disclosure of investments [Line Items]
Financial assets	10,441
Book value [member] | Bonds [member] | Private loans [member]
Disclosure of investments [Line Items]
Financial assets	27
Book value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	45
Book value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	2,042
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	0
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 59